Related Parties Balances and Transactions (Details) - Schedule of the Balances of Amount Due from Related Parties - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Parties Balances and Transactions (Details) - Schedule of the Balances of Amount Due from Related Parties [Line Items]
Total	$ 1,592,593	$ 2,995,246
Total		27,962
Less: Provision of current expected credit losses	(44,835)
Prestige Financial Holdings Group Limited (“PFHL”)(1) [Member]
Related Parties Balances and Transactions (Details) - Schedule of the Balances of Amount Due from Related Parties [Line Items]
Total	1,637,428	2,993,971
Prestige Capital Group Inc. (“PCGI”) [Member]
Related Parties Balances and Transactions (Details) - Schedule of the Balances of Amount Due from Related Parties [Line Items]
Total		1,275
Prestige Securities Limited (“PSL”) [Member]
Related Parties Balances and Transactions (Details) - Schedule of the Balances of Amount Due from Related Parties [Line Items]
Total		$ 27,962